Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	£ 4,549	£ 4,786
On-Balance Sheet
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	62,942	63,281
On-Balance Sheet | Cash and balances at central banks
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	985	1,080
On-Balance Sheet | Loans and advances to banks
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	804	615
On-Balance Sheet | Loans and advances to customers | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	31,138	36,225
On-Balance Sheet | Loans and advances to customers | Other(2)
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	23,690	16,315
On-Balance Sheet | Other financial assets at amortised cost
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	648	3,026
On-Balance Sheet | Financial assets at fair value through other comprehensive income
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	5,677	6,020
Off-Balance Sheet
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	£ 24,701	£ 15,111